SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2018

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
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                  Polaris Select Investor Variable Annuity

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         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
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                  Polaris Select Investor Variable Annuity

Effective on July 30, 2018, the PIMCO Variable Insurance Trust ("PVT") renamed its "PIMCO Unconstrained Bond Portfolio" to "PIMCO Dynamic Bond Portfolio." Accordingly, all references in the prospectus to the "PIMCO Unconstrained Bond Portfolio" are replaced with the "PIMCO Dynamic Bond Portfolio."

Underlying Fund:        Managed by:                    Trust     Asset Class
---------------        -----------                    ------    -----------
PIMCO Dynamic          Pacific Investment              PVT        BOND
Bond Portfolio         Management Company LLC


Effective on September 3, 2018, all references in the prospectus to the "BlackRock iShares Alternative Strategies V.I. Fund" are removed due to the liquidation of the fund on or about August 31, 2018.





Dated: July 30, 2018

          Please keep this supplement with your prospectus